Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Equity Funds
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2019

1. Under "What are the Fund's Main Investment Strategies?" in the "Fund Summary Information" section, please replace the first paragraph in its entirety with the following (revised disclosure is underlined):

"The Fund pursues its investment objective by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Small companies will be defined as companies with market capitalizations that are between the lowest and highest market capitalizations, as measured on a rolling basis over the most recent 36-month period, in either the Russell 2000 Index (which had a rolling 36-month market capitalization range of $2.4 million to $17.3 billion as of May 31, 2020), the Standard & Poor's Small Cap 600 Index (which had a rolling 36-month market capitalization range of $17.3 million to $13.8 billion as of May 31, 2020), or the MSCI USA Small Cap Index (which had a rolling 36-month market capitalization range of $26.52 million to $33.3 billion as of May 31, 2020). The Fund will normally invest at least 80% of its net assets (which include the amount of any borrowing for investment purposes) in small companies and will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its net assets in investments in small companies. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks."

Federated Kaufmann Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2019

1. Under "What are the Fund's Main Investment Strategies?" in the "Fund Summary Information" section, please replace the first paragraph in its entirety with the following (revised disclosure is underlined):

"The Fund pursues its investment objective by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Small companies will be defined as companies with market capitalizations that are between the lowest and highest market capitalizations, as measured on a rolling basis over the most recent 36-month period, in either the Russell 2000 Index (which had a rolling 36-month market capitalization range of $2.4 million to $17.3 billion as of May 31, 2020), the Standard & Poor's Small Cap 600 Index (which had a rolling 36-month market capitalization range of $17.3 million to $13.8 billion as of May 31, 2020), or the MSCI USA Small Cap Index (which had a rolling 36-month market capitalization range of $26.52 million to $33.3 billion as of May 31, 2020). The Fund will normally invest at least 80% of its net assets (which include the amount of any borrowing for investment purposes) in small companies and will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its net assets in investments in small companies. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks."